Credit Quality - Impaired loans and credit commitments (Details) - Credit risk - Non-performing - Stage 3 - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Loans and credit commitments | Provisions for ECL on loans and credit commitments
Credit quality
Loans and credit commitments	$ (1,707)	$ (1,355)	$ (1,358)
Loans and credit commitments | Impaired
Credit quality
Loans and credit commitments	1,075	971	949
Loans and credit commitments | Impaired | Australia
Credit quality
Loans and credit commitments	865	885	861
Loans and credit commitments | Impaired | New Zealand
Credit quality
Loans and credit commitments	109	50	80
Loans and credit commitments | Impaired | Other overseas
Credit quality
Loans and credit commitments	101	36	8
Loans and credit commitments | Impaired | Gross amount
Credit quality
Loans and credit commitments	2,154	1,763	1,749
Loans and credit commitments | Impaired | Gross amount | Australia
Credit quality
Loans and credit commitments	1,683	1,615	1,595
Loans and credit commitments | Impaired | Gross amount | New Zealand
Credit quality
Loans and credit commitments	208	94	140
Loans and credit commitments | Impaired | Gross amount | Other overseas
Credit quality
Loans and credit commitments	263	54	14
Loans and credit commitments | Impaired | Provisions for ECL on loans and credit commitments
Credit quality
Loans and credit commitments	(1,079)	(792)	(800)
Loans and credit commitments | Impaired | Provisions for ECL on loans and credit commitments | Australia
Credit quality
Loans and credit commitments	(818)	(730)	(734)
Loans and credit commitments | Impaired | Provisions for ECL on loans and credit commitments | New Zealand
Credit quality
Loans and credit commitments	(99)	(44)	(60)
Loans and credit commitments | Impaired | Provisions for ECL on loans and credit commitments | Other overseas
Credit quality
Loans and credit commitments	(162)	(18)	(6)
Loans and credit commitments | 90 days past due or otherwise in default, not impaired | Provisions for ECL on loans and credit commitments
Credit quality
Loans and credit commitments	(628)	(563)	(558)
Housing and business | Impaired
Credit quality
Loans and credit commitments	937	793	762
Housing and business | Impaired | Australia
Credit quality
Loans and credit commitments	737	724	691
Housing and business | Impaired | New Zealand
Credit quality
Loans and credit commitments	102	36	65
Housing and business | Impaired | Other overseas
Credit quality
Loans and credit commitments	98	33	6
Housing and business | Impaired | Gross amount
Credit quality
Loans and credit commitments	1,701	1,327	1,320
Housing and business | Impaired | Gross amount | Australia
Credit quality
Loans and credit commitments	1,267	1,215	1,204
Housing and business | Impaired | Gross amount | New Zealand
Credit quality
Loans and credit commitments	175	62	105
Housing and business | Impaired | Gross amount | Other overseas
Credit quality
Loans and credit commitments	259	50	11
Housing and business | Impaired | Provisions for ECL on loans and credit commitments
Credit quality
Loans and credit commitments	(764)	(534)	(558)
Housing and business | Impaired | Provisions for ECL on loans and credit commitments | Australia
Credit quality
Loans and credit commitments	(530)	(491)	(513)
Housing and business | Impaired | Provisions for ECL on loans and credit commitments | New Zealand
Credit quality
Loans and credit commitments	(73)	(26)	(40)
Housing and business | Impaired | Provisions for ECL on loans and credit commitments | Other overseas
Credit quality
Loans and credit commitments	(161)	(17)	(5)
Personal | Impaired
Credit quality
Loans and credit commitments	125	157	166
Personal | Impaired | Australia
Credit quality
Loans and credit commitments	117	151	164
Personal | Impaired | New Zealand
Credit quality
Loans and credit commitments	7	5	2
Personal | Impaired | Other overseas
Credit quality
Loans and credit commitments	1	1
Personal | Impaired | Gross amount
Credit quality
Loans and credit commitments	436	405	398
Personal | Impaired | Gross amount | Australia
Credit quality
Loans and credit commitments	402	384	379
Personal | Impaired | Gross amount | New Zealand
Credit quality
Loans and credit commitments	33	20	19
Personal | Impaired | Gross amount | Other overseas
Credit quality
Loans and credit commitments	1	1
Personal | Impaired | Provisions for ECL on loans and credit commitments
Credit quality
Loans and credit commitments	(311)	(248)	(232)
Personal | Impaired | Provisions for ECL on loans and credit commitments | Australia
Credit quality
Loans and credit commitments	(285)	(233)	(215)
Personal | Impaired | Provisions for ECL on loans and credit commitments | New Zealand
Credit quality
Loans and credit commitments	(26)	(15)	(17)
Restructured | Impaired
Credit quality
Loans and credit commitments	13	21	21
Restructured | Impaired | Australia
Credit quality
Loans and credit commitments	11	10	6
Restructured | Impaired | New Zealand
Credit quality
Loans and credit commitments		9	13
Restructured | Impaired | Other overseas
Credit quality
Loans and credit commitments	2	2	2
Restructured | Impaired | Gross amount
Credit quality
Loans and credit commitments	17	31	31
Restructured | Impaired | Gross amount | Australia
Credit quality
Loans and credit commitments	14	16	12
Restructured | Impaired | Gross amount | New Zealand
Credit quality
Loans and credit commitments		12	16
Restructured | Impaired | Gross amount | Other overseas
Credit quality
Loans and credit commitments	3	3	3
Restructured | Impaired | Provisions for ECL on loans and credit commitments
Credit quality
Loans and credit commitments	(4)	(10)	(10)
Restructured | Impaired | Provisions for ECL on loans and credit commitments | Australia
Credit quality
Loans and credit commitments	(3)	(6)	(6)
Restructured | Impaired | Provisions for ECL on loans and credit commitments | New Zealand
Credit quality
Loans and credit commitments		(3)	(3)
Restructured | Impaired | Provisions for ECL on loans and credit commitments | Other overseas
Credit quality
Loans and credit commitments	$ (1)	$ (1)	$ (1)